Significant transactions (Details) - USD ($)				6 Months Ended
	May 27, 2020	Apr. 02, 2019	Mar. 13, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Sep. 23, 2019	Apr. 09, 2019
Disclosure of detailed information about business combination [line items]
Proceeds from borrowings		$ 3,200,000,000
Financial debts		3,500,000,000		$ 4,144,000,000		$ 3,479,000,000
Cash paid for intercompany transactions related to spin-off		$ 3,100,000,000
Net assets								$ 20,000,000,000.0
Consideration paid (received)				$ 0	$ 283,000,000
PowerVision, Inc.
Disclosure of detailed information about business combination [line items]
Percentage of voting equity interests acquired			100.00%
Consideration transferred, acquisition-date fair value			$ 424,000,000
Cash transferred			289,000,000
Contingent liabilities recognised as of acquisition date			135,000,000
Identifiable assets acquired (liabilities assumed)			418,000,000
Identifiable intangible assets recognised as of acquisition date			505,000,000
Deferred tax liabilities recognised as of acquisition date			93,000,000
Other net assets recognised as of acquisition date			6,000,000
Goodwill recognised as of acquisition date			6,000,000
Consideration paid (received)			$ 283,000,000
Series 2030 notes
Disclosure of detailed information about business combination [line items]
Proceeds from borrowings	$ 750,000,000
Borrowings, interest rate	2.60%
Notional amount	$ 750,000,000
Senior notes
Disclosure of detailed information about business combination [line items]
Notional amount							$ 2,000,000,000
Series 2026 notes
Disclosure of detailed information about business combination [line items]
Borrowings, interest rate							2.75%
Notional amount							$ 500,000,000
Series 2029 notes
Disclosure of detailed information about business combination [line items]
Borrowings, interest rate							3.00%
Notional amount							$ 1,000,000,000
Series 2049 notes
Disclosure of detailed information about business combination [line items]
Borrowings, interest rate							3.80%
Notional amount							$ 500,000,000